UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse High Yield Bond Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 to April 30, 2010

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, NY 10010

Trustees

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

John Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

J. Kevin Gao

Chief Legal Officer, Senior Vice President
and Secretary

Michael A. Pignataro

Chief Financial Officer

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2010
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2010 (unaudited)

June 14, 2010

Dear Shareholder:

Performance Summary

11/1/09 – 4/30/10

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	15.15%
Total Return (based on market value)[1]	22.02%
Bank of America Merrill Lynch US High Yield Master II Constrained Index[2]	11.58%

Market Review: Decreasing Defaults, Increasing Performance

For the semiannual period ended April 30, 2010, the high yield bond market posted double digit gains despite continued concerns regarding Eurozone sovereign risk and the potential for rising interest rates. The Bank of America Merrill Lynch US High Yield Master II Constrained Index, the Fund's benchmark, returned 11.58% for the period. Additionally, high yield spreads tightened by 184 basis points to end the period at 497 basis points over Treasuries, while yields for high yield bonds ended the period at 8.06%, a decrease of 1.89% for the period.

More specifically, CCC-rated securities outperformed the benchmark, returning 20.27%. Within the CCC ratings category, the best performance was gained from the lowest rated, most distressed category: C-rated securities returned 58.36% for the six-month period, while CC-rated securities returned 43.66%. In contrast, BB-rated and B-rated securities returned only 10.25% and 8.61%, respectively.

High yield default rates rose throughout much of last year, peaking at 13.48% in November 2009. Since then, the global default rate (as measured by Moody's) has declined steadily to 9%, and is expected to decline further over the coming year. Additionally, according to JPMorgan, the pace of corporate high yield defaults continued to slow, with only two companies defaulting or missing coupons in April. In contrast, three companies defaulted in March and five in February. The percentage of securities that are "distressed," defined as those trading at spreads of more than 1,000 basis points over Treasuries, has also been falling steadily, ending April 2010 at 9.2%, down from 17.9% in December 2009 (and an all-time high of 83.6% in November 2008).

High yield new issue activity has been robust. With approximately $111 billion issued year-to-date, 2010 could top the record high calendar year issuance of $181 billion set in 2009. According to JPMorgan, the $40.5 billion of new issues in March set a new record and was closely followed by April's $34 billion. Against this backdrop in significant new issue supply, demand for high yield product remained strong with high-yield mutual funds bringing in a total $3.8 billion on a year-to-date basis, as reported by Lipper.

Performance, Strategy and Outlook: Cautiously Optimistic Going Forward

For the semiannual period ended April 30, 2010, the Fund outperformed the benchmark on both a market price and NAV basis. Superior security selection in chemicals, specialty retail, building/construction, and forestry/paper sectors contributed positively to returns. In contrast, an underweight position in the more volatile financial services sector hurt relative returns. This, along with an overweight position and security selection in the media-cable sector, detracted from returns.

The reopening of both debt and equity capital markets has made capital available to a broad range of companies. This reopening has allowed many non-investment grade issuers to refinance and extend debt maturities. As a result of this improved liquidity, along with a stabilizing fundamental backdrop, the expectations for upcoming defaults have significantly decreased. Moody's is currently forecasting that the April 2011 global default rate will decline to 2.0% versus its current rate of 9.0%. In addition, recovery rates (the price at which a defaulted security is

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2010 (unaudited)

trading one month post default) have also begun to rise versus early 2009 figures. Given the environment of declining defaults and a stabilizing economy, the high yield market has rallied significantly, with current valuations reflecting default expectations in the 4-5% range. We remain cautious and believe that market valuations may have risen too far — particularly given the overhang of sovereign default risk and likely regulatory change for the U.S financial services sector.

In particular, riskier CCC-rated securities are now trading at spreads below their historical averages — both in absolute terms and relative to other ratings classes. While we still see value in the new issue market as well as in the BB and B ratings categories, security selection will become increasingly important going forward. We expect that fundamentals, rather than technical indicators, will drive credit markets going forward. This return to fundamentals will likely result in greater price dispersion among issuers. Consequently, we will remain prudent in our investment approach.

Given this backdrop and the market's recent rally, our portfolio construction has remained selective and we continue to opportunistically reduce the Fund's exposure to riskier issues. Additionally, we have taken advantage of opportunities in the new issue market, especially in bonds that are more senior in a company's capital structure and priced at attractive yields. Portfolio exposures reflect a positive view on the technology, cable and broadcast sectors as well as a growing comfort with some of the more cyclical chemical and paper companies. In contrast, we remain cautious with respect to consumer-driven industries, and have sought to limit exposures to those sectors.

Thomas J. Flannery Chief Investment Officer*	John Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

1  Assuming reinvestment of dividends of $0.16 per share.

2  The Bank of America Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

*  Thomas J. Flannery is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc.

**  John Popp is a Managing Director of Credit Suisse. He is the Group Manager and Senior Portfolio Manager for Performing Credit Strategies. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2010 (unaudited)

Top Ten Holdings

(% of net assets as of 4/30/10)

Security Description

1.	Texas Competitive Electric Holdings Co., LLC, Series A 10.25% 11/01/15	1.70%
2.	HCA, Inc. 9.25% 11/15/16	1.54%
3.	Nextel Communications, Inc., Series F 5.95% 03/15/14	1.54%
4.	Ford Motor Credit Co., LLC 7.00% 10/01/13	1.40%
5.	GMAC, Inc. 7.25% 03/02/11	1.36%
6.	Intelsat Corp. 9.25% 08/15/14	1.31%
7.	Ford Motor Credit Co., LLC 8.0% 12/15/16	1.21%
8.	CCO Holdings Capital Corp. 8.13% 04/30/20	1.20%
9.	DISH DBS Corp. 7.88% 09/01/19	1.05%
10.	Chesapeake Energy Corp. 6.88% 01/15/16	1.02%

Credit Quality Breakdown*

(% of total investments as of 4/30/10)

S&P Ratings

BBB	0.6%
BB	20.7
B	49.5
CCC	19.3
CC	0.4
D	1.3
NR	4.4
Subtotal	96.2
Equity and Other	3.8
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Yield Bond Fund

Average Annual Returns

April 30, 2010 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	64.95%	(0.43)%	5.04%	4.65%
Market Value	90.62%	0.79%	4.56%	4.81%

Credit Suisse currently waives fees and/or reimburses expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (117.6%)
Aerospace & Defense (1.8%)
$575	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$616,687
1,100	Bombardier, Inc., Rule 144A, Senior Notes (Canada) ‡	(BB+, Ba2)	03/15/20	7.750	1,174,250
550	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25) §	(CCC-, Caa3)	04/01/15	8.500	485,375
825	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	647,625
					2,923,937
Auto Loans (2.6%)
2,235	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, B1)	10/01/13	7.000	2,307,991
1,875	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B-, B1)	12/15/16	8.000	2,001,120
					4,309,111
Auto Parts & Equipment (3.0%)
350	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63) ‡	(B, B1)	01/15/17	9.250	373,625
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC, Caa2)	03/01/17	7.875	742,062
1,200	American Tire Distributors, Inc., Global Company Guarnteed Notes (Callable 04/01/11 @ $100.00)	(CCC+, Caa1)	04/01/13	10.750	1,249,500
875	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC-, Caa2)	03/15/18	10.625	945,000
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	760,000
848	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	890,400
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	55,938
					5,016,525
Banks (4.8%)
159	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00) §	(B+, NR)	05/01/13	7.000	157,888
239	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, NR)	05/01/14	7.000	231,158
839	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, NR)	05/01/15	7.000	802,220
398	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, NR)	05/01/16	7.000	379,788
557	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, NR)	05/01/17	7.000	531,704
2,190	GMAC, Inc., Global Company Guaranteed Notes	(B, B3)	03/02/11	7.250	2,242,013
744	GMAC, Inc., Global Company Guaranteed Notes	(B, B3)	04/01/11	6.000	751,440
119	GMAC, Inc., Global Subordinated Notes	(CCC+, B3)	12/31/18	8.000	119,744
1,500	GMAC, Inc., Rule 144A, Company Guaranteed Notes ‡	(B, B3)	02/12/15	8.300	1,569,375
525	GMAC, Inc., Rule 144A, Company Guaranteed Notes ‡	(B, B3)	03/15/20	8.000	543,375
550	Provident Funding Associates Rule 144A, Senior Secured Notes ‡	(B+, Ba3)	04/15/17	10.250	572,000
					7,900,705
Beverages (0.5%)
100	CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56) ‡	(B+, B1)	12/01/16	9.125	106,500
675	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	696,094
					802,594
Building & Construction (1.1%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50) +‡	(NR, NR)	06/30/15	0.000	452,010
600	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	501,000
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/11 @ $101.79)	(CC, Caa3)	04/01/13	10.750	917,500
					1,870,510
Building Materials (3.0%)
1,075	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)	(CCC-, Caa2)	03/01/14	11.250	1,115,312
1,285	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	1,304,275
500	Dayton Superior Corp., Company Guaranteed Notes ø	(D, NR)	06/15/09	13.000	112,500
1,325	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)	(B+, B2)	11/01/14	11.375	1,407,812
114	Norcraft Capital Corp., Global Senior Discount Notes (Callable 09/01/10 @ $100.00)	(CCC, Caa1)	09/01/12	9.750	108,443
775	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25) ‡	(B-, B2)	12/15/15	10.500	827,313
					4,875,655

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Chemicals (2.7%)
$550	CF Industries, Inc., Senior Unsecured Notes	(BB+, B1)	05/01/20	7.125	$580,250
300	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00) ‡	(BB, Ba3)	11/01/17	8.000	311,625
250	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88) §	(CCC-, Caa2)	12/01/14	9.750	255,625
701	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25) ‡	(CCC-, B3)	06/15/14	12.500	792,130
350	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.48)	(B, B2)	11/15/13	8.875	362,250
275	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	376,623
575	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	595,125
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50) ‡	(CCC+, Caa2)	08/15/14	9.000	1,139,750
					4,413,378
Computer Hardware (0.9%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	798,188
700	Seagate HDD Cayman, Rule 144A, Senior Unsecured Notes (Callable 05/01/15 @ $103.44) ‡	(B+, Ba3)	05/01/20	6.875	700,000
					1,498,188
Consumer Products (1.0%)
950	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00) ‡	(CCC, Caa2)	10/01/12	10.250	954,750
625	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.88)	(BB+, B1)	11/01/19	7.750	769,531
					1,724,281
Consumer/Commercial/Lease Financing (1.2%)
1,300	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes ‡	(BB+, B1)	09/15/15	8.625	1,287,000
675	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes ‡	(BB+, B1)	03/15/17	8.750	671,625
100	International Lease Finance Corp., Series MTN, Senior Unsecured Notes	(BB+, B1)	06/01/14	5.650	91,598
					2,050,223
Department Stores (0.4%)
600	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19) §	(CCC+, Caa3)	10/15/15	10.375	635,250
Diversified Capital Goods (3.7%)
625	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62) ‡	(B+, Ba2)	06/15/19	9.250	675,000
800	Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 02/15/14 @ $104.50) ‡	(B, B3)	02/15/18	9.000	821,000
925	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $100.00) #‡	(B, B2)	12/15/13	4.132	862,562
100	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31) ‡	(B, B2)	12/15/13	8.625	104,000
1,125	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88) ‡	(B, B3)	04/15/15	9.750	1,125,000
950	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, B3)	06/01/17	7.375	869,250
425	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	432,969
600	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	609,000
600	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88) ‡	(B-, Caa1)	12/15/17	9.750	621,750
					6,120,531
Electric - Generation (5.8%)
1,275	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B3)	05/01/16	8.375	1,128,375
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B2)	05/15/17	7.000	1,082,281
675	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B2)	05/15/19	7.200	486,000
1,175	Mirant Americas Generation LLC, Senior Unsecured Notes §	(B-, B3)	10/01/21	8.500	1,145,625
447	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	478,573
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	345,625
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	545,875
625	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)	(BB-, B1)	06/15/19	8.500	638,281
3,725	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13) §	(CCC, Caa2)	11/01/15	10.250	2,812,375
1,175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	887,125
					9,550,135

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Integrated (1.2%)
$1,175	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	$1,216,125
550	The AES Corp., Rule 144A, Senior Unsecured Notes ‡	(BB-, B1)	04/15/16	9.750	603,625
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	178,938
					1,998,688
Electronics (1.6%)
1,075	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06) ‡§	(B-, B2)	03/15/18	10.125	1,166,375
575	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06) §	(CCC, B2)	03/01/16	8.125	585,063
875	Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00) ‡	(B+, B3)	01/15/15	12.000	964,687
					2,716,125
Energy - Exploration & Production (6.7%)
1,550	ATP Oil & Gas Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $111.88) ‡	(B, Caa2)	05/01/15	11.875	1,553,875
500	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	511,250
300	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	301,500
1,675	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.15)	(BB, Ba3)	01/15/16	6.875	1,679,187
575	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	638,250
450	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	459,000
525	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50) ‡	(BB-, B2)	06/01/16	9.000	543,375
800	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	886,000
475	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	522,500
950	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	985,625
475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	507,180
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	642,187
425	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	421,813
525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(CCC+, Caa2)	12/15/14	6.750	488,250
475	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	467,875
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	466,875
					11,074,742
Environmental (0.7%)
1,100	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50) ‡	(B+, B2)	07/15/14	11.000	1,199,000
Food & Drug Retailers (1.0%)
425	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	451,563
725	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	650,687
475	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	525,469
					1,627,719
Food - Wholesale (1.5%)
650	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63) ‡	(CCC+, Caa2)	04/01/15	9.250	679,250
650	Southern States Cooperative, Inc., Rule 144A, Senior Notes ‡	(B+, B3)	11/01/11	11.000	650,000
1,200	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63) ‡	(B+, B3)	05/15/15	11.250	1,197,000
					2,526,250
Forestry & Paper (3.7%)
728	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	722,540
750	Georgia-Pacific Corp., Global Senior Notes	(BB, Ba3)	01/15/24	8.000	813,750
300	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(BB+, Ba2)	01/15/17	7.125	318,000
300	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13) ‡	(BB+, Ba2)	05/01/16	8.250	330,000
550	NewPage Corp., Global Secured Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa2)	05/01/12	10.000	402,875
1,300	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00) §	(CCC+, B2)	12/31/14	11.375	1,342,250
950	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00) ø§	(D, NR)	07/01/12	8.375	969,000
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69) §	(CCC+, Caa1)	08/01/16	11.375	1,082,812
75	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56) §	(B, B2)	08/01/14	9.125	76,875
					6,058,102

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gaming (6.4%)
$775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69) ø‡	(NR, NR)	12/15/14	9.375	$133,688
1,000	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC, Ca)	05/15/11	8.125	996,250
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00) ‡	(CCC+, Caa3)	08/01/13	8.000	1,134,656
280	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(B, B2)	11/15/19	7.250	196,000
575	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50) ‡	(B, B3)	05/01/15	13.875	669,875
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ø‡	(NR, NR)	06/15/15	11.000	11,719
525	Harrah's Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B, Caa1)	06/01/17	11.250	574,875
750	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes ø	(D, Ca)	11/15/10	12.000	372,187
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, Caa1)	06/15/14	9.750	1,201,562
950	Majestic Star Casino Capital Corp., Senior Secured Notes ø	(NR, NR)	10/15/10	9.500	616,312
1,275	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25) ø‡	(D, NR)	11/15/15	8.500	325,125
675	MGM Mirage, Inc., Global Company Guaranteed Notes §	(CCC+, Caa1)	04/01/16	6.875	583,875
675	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56) ‡	(B, B1)	11/15/17	11.125	770,344
1,200	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	1,266,000
950	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38) ‡	(B, B3)	08/15/17	10.750	976,125
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ø	(NR, NR)	12/15/14	9.625	486
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56) ‡	(B+, B1)	09/15/14	9.125	775,969
					10,605,048
Gas Distribution (3.2%)
525	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	538,125
375	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	02/15/16	8.250	408,750
600	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	626,644
900	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes ‡	(NR, Ba3)	07/15/11	7.750	939,367
425	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	444,125
275	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.29)	(B+, B1)	12/15/14	6.875	276,375
550	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	572,688
625	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	640,625
675	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	763,285
					5,209,984
Health Facilities (7.1%)
275	Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00) ‡	(B, B3)	12/01/16	8.000	258,500
665	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	705,731
300	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	331,500
120	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	135,000
650	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	684,125
2,350	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	2,546,812
675	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	660,656
725	HCA, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/14 @ $103.94) ‡	(BB, Ba3)	02/15/20	7.875	782,094
1,025	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	1,048,063
525	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	530,250
625	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94) ‡	(CCC+, Caa1)	04/15/17	9.875	640,625
775	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa2)	02/01/15	9.250	833,125
925	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.44) ‡	(BB-, B2)	07/01/19	8.875	1,023,281
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	274,313
550	Vanguard Holding Co. II, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $104.00) ‡	(CCC+, B3)	02/01/18	8.000	547,250
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	671,775
					11,673,100

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services (2.4%)
$1,000	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00) ‡	(B, B3)	12/30/14	9.500	$1,015,000
1,375	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	1,464,375
400	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	411,000
425	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	444,125
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)	(BB-, Ba3)	02/15/13	6.250	547,250
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00) #	(B+, B3)	06/01/15	3.859	150,500
					4,032,250
Hotels (0.8%)
725	Felcor Lodging LP, Global Senior Secured Notes §	(B-, B2)	10/01/14	10.000	761,250
525	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50) ‡	(BB+, Ba1)	05/15/17	9.000	574,875
					1,336,125
Household & Leisure Products (0.3%)
450	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $100.00)	(B-, Caa1)	01/15/13	8.500	455,625
lnvestments & Misc. Financial Services (0.4%)
700	Nuveen Investments, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @105.25)	(CCC, Caa3)	11/15/15	10.500	703,500
Leisure (0.3%)
122	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12) ø‡	(D, Ca)	07/15/16	12.250	142,435
900	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21) ø	(D, NR)	06/01/14	9.625	301,500
					443,935
Machinery (1.3%)
650	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	690,625
550	Cleaver-Brooks, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.13) ‡	(B, B2)	05/01/16	12.250	558,250
525	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31) ‡	(B+, B2)	09/01/14	10.625	564,375
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	245,000
					2,058,250
Media - Broadcast (3.0%)
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	783,075
1,175	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC-, Ca)	09/15/14	5.500	775,500
975	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94) ‡	(B, B2)	12/15/17	9.250	1,048,594
74	CMP Susquehanna Corp., Global Company Guranteed Notes (Callable 05/15/10 @ $104.94)	(NR, NR)	05/15/14	3.272	22,200
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	547,250
662	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC, Caa3)	06/15/15	9.250	492,818
925	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44) ‡	(B-, B3)	04/15/17	8.875	948,125
410	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88) ‡	(CCC, Caa2)	03/15/15	9.750	374,005
1,525	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46) ø	(D, NR)	01/15/14	8.750	7,320
					4,998,887
Media - Cable (6.9%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, Caa1)	01/15/14	9.375	1,409,375
200	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	204,000
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	1,175,875
731	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	887,803
1,925	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/15 @ $104.06) ‡	(B, B2)	04/30/20	8.125	1,977,937
1,200	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47) ‡	(B-, B3)	11/15/17	8.625	1,227,000
875	Cequel Communications Holdings I LLC and Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47) ‡	(NR, NR)	11/15/17	8.625	901,250
675	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes ‡	(BB, Ba3)	02/15/19	8.625	740,812

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable
$1,650	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	$1,740,750
175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	180,688
850	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56) ‡	(B-, B3)	08/15/19	9.125	879,750
					11,325,240
Media - Diversified (0.6%)
975	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13) ‡	(B, B1)	12/15/15	8.250	976,219
Media - Services (0.9%)
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	513,000
575	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)	(B, B1)	04/15/14	7.375	557,750
400	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75) ‡	(BB, Ba2)	06/15/16	9.500	434,000
					1,504,750
Metals & Mining - Excluding Steel (1.9%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50) ø	(D, NR)	12/15/14	9.000	1,508
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00) ø	(D, NR)	12/15/16	10.000	8,250
1,225	Consol Energy, Inc. Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $104.13) ‡	(BB, B1)	04/01/20	8.250	1,310,750
1,507	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00) #	(CCC, Caa1)	05/15/15	5.274	1,307,750
525	Novelis, Inc., Global Company Guaranteed Notes (Callable 08/15/12 @ $108.62)	(B-, Caa1)	02/15/15	11.500	580,125
					3,208,383
Oil Field Equipment & Services (3.9%)
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	558,937
1,025	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88) ‡	(NR, B2)	02/15/15	7.750	1,030,125
750	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13) ‡	(B, Caa1)	01/15/15	12.250	742,500
550	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75) ‡	(B, B3)	01/15/16	9.500	574,750
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(BB-, Ba3)	09/01/17	8.000	306,000
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)	(BB-, Ba3)	12/01/14	6.125	349,563
750	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	768,750
800	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13) ‡	(B, B3)	12/15/16	9.500	837,000
1,000	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94) ‡	(B, B3)	03/15/18	9.875	1,035,000
200	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	230,750
					6,433,375
Oil Refining & Marketing (1.5%)
900	Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16) ‡	(BB-, B3)	04/01/17	10.875	922,500
525	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	567,000
1,050	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00) #‡	(BB-, B3)	06/15/14	10.750	992,250
					2,481,750
Packaging (2.0%)
880	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC, Caa1)	09/15/14	8.875	869,000
725	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)	(CCC+, Caa1)	10/15/14	9.875	759,438
1,000	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13) ‡	(CCC+, Caa1)	01/01/17	8.250	1,016,250
500	Pregis Corp., Global Senior Secured Notes #	(B+, B2)	04/15/13	5.644	621,611
					3,266,299
Pharmaceuticals (0.7%)
550	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @105.44) ‡	(B+, B3)	04/15/17	10.875	565,813
527	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes ‡	(NR, NR)	03/15/15	10.250	535,046
					1,100,859
Printing & Publishing (2.5%)
950	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC+, Caa2)	01/15/15	10.500	935,750
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/10 @ $101.31)	(B-, Caa1)	12/01/13	7.875	1,005,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Printing & Publishing
$1,800	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50) ø^	(NR, NR)	02/15/17	9.000	$0
1,350	The Reader's Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00) #‡	(B, B1)	02/15/17	9.500	1,390,500
785	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, B1)	03/01/15	8.250	833,081
					4,164,331
Railroads (0.4%)
600	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	637,500
Restaurants (0.3%)
525	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B-, Caa1)	10/01/12	10.000	537,469
Software/Services (2.6%)
1,000	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	1,058,750
525	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38) ‡	(BB-, Ba3)	10/15/14	12.750	619,500
1,150	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B, Caa1)	01/15/16	12.500	1,290,875
1,475	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	1,397,562
					4,366,687
Specialty Retail (2.5%)
600	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	579,000
1,350	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	1,147,500
300	QVC, Inc. Rule 144A, Senior Secured Notes ‡	(BB+, Ba2)	10/15/20	7.375	306,000
600	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $103.00)	(B-, B3)	12/15/13	12.000	631,500
520	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)	(B+, B3)	12/15/13	10.625	552,500
500	Susser Finance Corp., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.25) ‡	(B+, B2)	05/15/16	8.500	494,225
460	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	479,550
					4,190,275
Steel Producers/Products (1.3%)
800	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	772,000
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	760,375
525	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)	(B-, Caa1)	02/01/15	9.750	532,875
					2,065,250
Support-Services (4.3%)
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50) ‡	(B+, B2)	08/15/16	9.000	828,000
525	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/11 @ $100.00)	(B+, B1)	02/15/13	9.500	542,719
425	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada) ‡	(B, B3)	03/15/17	9.750	442,531
500	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	530,625
250	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13) ‡	(B-, B3)	11/15/19	8.250	263,750
525	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19) ‡	(B, Caa1)	04/15/15	12.250	549,937
750	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	785,625
475	Sotheby's, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	485,687
600	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25) §	(CCC+, B3)	01/01/16	10.500	646,500
1,150	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94) §	(CCC, Caa1)	09/01/16	11.875	1,265,000
475	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)	(CCC+, Caa1)	02/15/14	7.000	466,688
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(BB, B3)	06/15/16	10.875	339,000
					7,146,062
Telecom - Integrated/Services (5.0%)
525	Frontier Communications Corp., Senior Unsecured Notes	(BB, Ba2)	10/01/18	8.125	540,750
700	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	724,500
2,075	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	2,158,000
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00) #	(CCC, Caa1)	02/15/15	4.140	150,063
950	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00) ‡	(CCC, Caa1)	02/01/18	10.000	940,500
575	New Communications Holdings, Inc. Rule 144A, Senior Notes ‡	(BB, Ba2)	04/15/20	8.500	595,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Integrated/Services
$850	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	$870,187
525	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00) ‡	(B+, Ba3)	10/01/15	8.000	565,687
1,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba3)	02/15/14	7.500	1,278,125
450	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	462,938
					8,285,875
Telecom - Wireless (4.2%)
650	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69) §	(B-, B3)	11/01/14	9.375	675,188
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	260,625
1,300	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81) ‡	(B, B1)	10/01/15	9.625	1,360,125
675	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63) §	(B, B2)	11/01/14	9.250	703,687
2,648	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)	(BB-, Ba2)	03/15/14	5.950	2,542,080
1,525	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	1,414,437
					6,956,142
Telecommunications Equipment (0.5%)
850	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	860,625
Theaters & Entertainment (1.2%)
1,125	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	1,147,500
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	798,750
					1,946,250
Tobacco (0.3%)
500	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00) ‡	(B+, B2)	07/15/16	10.000	532,500
TOTAL U.S. CORPORATE BONDS (Cost $194,024,614)					194,394,194
FOREIGN CORPORATE BONDS (11.4%)
Chemicals (1.6%)
1,150	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany) #‡	(B-, B2)	09/15/13	2.257	1,144,250
1,675	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(CCC-, Caa3)	02/15/16	8.500	1,499,125
					2,643,375
Electronics (0.1%)
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Cayman Islands) ø	(NR, NR)	02/01/11	9.250	182,500
50	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	49,500
					232,000
Energy - Exploration & Production (0.5%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	844,375
Forestry & Paper (1.3%)
2,325	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada) ø	(NR, NR)	06/15/11	7.750	517,312
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63) (Ireland) ‡	(BB, Ba2)	11/15/17	7.250	694,742
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)	(B, B2)	04/01/15	7.750	981,250
					2,193,304
Gaming (1.3%)
400	Cirsa Finance Luxembourg SA, Company Guaranteed Notes (Callable 05/15/10 @ 102.92) (Luxembourg)	(B+, B2)	05/15/14	8.750	549,810
600	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg) ‡	(B, B2)	06/15/15	8.250	806,765
600	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88) (South Africa) ‡	(B, B3)	04/30/14	7.750	765,878
					2,122,453

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Media - Cable (1.0%)
$200	UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany) ‡	(BB-, B1)	12/01/17	8.125	$276,567
86	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/11 @ $101.63) (United Kingdom)	(B, NR)	04/15/14	9.750	136,966
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B1)	08/15/16	9.125	160,875
1,000	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19) (United Kingdom)	(B, B1)	10/15/19	8.375	1,052,500
					1,626,908
Media - Diversified (0.4%)
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	604,500
Metals & Mining - Excluding Steel (0.7%)
875	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BBB, Baa3)	05/15/19	10.750	1,093,750
Oil Field Equipment & Services (0.3%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	483,312
Packaging (0.2%)
275	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands) ‡	(NR, NR)	09/15/14	9.250	385,764
Pharmaceuticals (0.4%)
625	Patheon, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/13 @ $106.47) (Canada) ‡	(B+, B1)	04/15/17	8.625	634,375
Telecom - Integrated/Services (1.2%)
1,507	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,589,885
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg) ø#‡	(NR, NR)	01/15/15	6.034	22,000
350	Intelsat Jackson Holdings Ltd. Rule 144A (Bermuda) ‡	(B+, B3)	11/01/19	8.500	370,125
25	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	26,125
					2,008,135
Telecom - Wireless (0.5%)
400	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg) ‡	(B+, B2)	07/15/17	11.750	593,024
150	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg) ‡	(B+, B2)	07/15/17	11.750	167,625
					760,649
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) ø‡	(NR, NR)	11/15/12	9.875	15,956
Transportation - Excluding Air/Rail (1.9%)
1,250	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	1,287,500
1,325	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	1,331,625
525	Teekay Corp., Global Senior Unsecured Notes (Canada)	(BB, B1)	01/15/20	8.500	556,500
					3,175,625
TOTAL FOREIGN CORPORATE BONDS (Cost $19,919,977)					18,824,481

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (1.1%)
Electronics (0.6%)
$1,067	AVAYA, Inc.	(NR, NR)	10/24/14	2.750	$976,515
Gaming (0.3%)
485	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	478,946
Pharmaceuticals (0.2%)
428	Nycomed Holdings Aps	(NR, NR)	12/29/13	2.750	401,528
TOTAL BANK LOANS (Cost $1,459,609)					1,856,989
Number of Shares
COMMON STOCKS (0.7%)
Banks (0.4%)
13,710	CIT Group, Inc. *				556,626
Chemicals (0.0%)
4,893	Huntsman Corp.				55,829
Leisure (0.3%)
17,809	Six Flags, Inc. *^				523,948
Media (0.0%)
1,321	SuperMedia, Inc. *				59,313
Pharmaceuticals (0.0%)
437	Nortek, Inc. *				20,539
TOTAL COMMON STOCKS (Cost $2,373,476)					1,216,255
PREFERRED STOCKS (0.2%)
Banks (0.2%)
473	GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000) ‡				401,740
Media - Broadcast (0.0%)
17,257	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A *‡				17
TOTAL PREFERRED STOCKS (Cost $98,537)					401,757
WARRANTS (0.0%)
Construction Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14 *^				1,152
Diversified Financial Services (0.0%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19 *‡				20
Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/15/17 *^				0
TOTAL WARRANTS (Cost $1,152)					1,172

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2010 (unaudited)

Number of Shares					Value
SHORT-TERM INVESTMENTS (9.7%)
	9,117,493	State Street Navigator Prime Portfolio §§			$9,117,493
Par (000)			Maturity	Rate%
$6,847	State Street Bank and Trust Co. Euro Time Deposit		05/03/10	0.010	6,847,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,964,493)					15,964,493
TOTAL INVESTMENTS AT VALUE (140.7%) (Cost $233,841,858)					232,659,341
LIABILITIES IN EXCESS OF OTHER ASSETS (-40.7%)					(67,354,135)
NET ASSETS (100.0%)					$165,305,206

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $74,093,977 or 44.8% of net assets.

+  Step Bond - The interest rate is as of April 30, 2010 and will reset at a future date.

#  Variable rate obligations - The interest rate is the rate as of April 30, 2010.

ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,117,493 (Cost $233,841,858) (Note 2)	$232,659,341 [1]
Cash	934
Foreign currency at value (cost $87,312)	85,800
Dividend and interest receivable	4,829,354
Unrealized appreciation on forward currency contracts (Note 2)	115,617
Prepaid expenses and other assets	49,805
Total Assets	237,740,851
Liabilities
Advisory fee payable (Note 3)	152,299
Administrative services fee payable (Note 3)	20,349
Loan payable (Note 4)	58,500,000
Payable upon return of securities loaned (Note 2)	9,117,493
Payable for investments purchased	4,426,173
Interest payable	128,786
Trustees' fee payable	39,252
Other accrued expenses payable	51,293
Total Liabilities	72,435,645
Net Assets
Applicable to 56,088,844 shares outstanding	$165,305,206
Net Assets
Capital stock, $.001 par value (Note 6)	$56,089
Paid-in capital (Note 6)	342,100,278
Accumulated net investment loss	(2,235,041)
Accumulated net realized loss on investments and foreign currency transactions	(173,541,560)
Net unrealized depreciation from investments and foreign currency translations	(1,074,560)
Net Assets	$165,305,206
Net Asset Value Per Share ($165,305,206/56,088,844)	$2.95
Market Price Per Share	$3.03

1  Including $8,984,901 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2010 (unaudited)

Investment Income (Note 2)
Interest	$9,742,802
Dividends	17,628
Securities lending	20,186
Total investment income	9,780,616
Expenses
Investment advisory fees (Note 3)	1,014,781
Administrative services fees (Note 3)	62,550
Interest expense (Note 4)	377,120
Commitment fees (Note 4)	99,920
Trustees' fees	53,983
Legal fees	42,270
Printing fees (Note 3)	31,801
Audit and tax fees	19,819
Transfer agent fees	11,314
Custodian fees	8,679
Insurance expense	8,058
Miscellaneous expense	4,118
Total expenses	1,734,413
Less: fees waived (Note 3)	(152,217)
Net expenses	1,582,196
Net investment income	8,198,420
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(3,071,533)
Net realized gain from foreign currency transactions	604,859
Net change in unrealized appreciation (depreciation) from investments	16,448,145
Net change in unrealized appreciation (depreciation) from foreign currency translations	85,387
Net realized and unrealized gain from investments and foreign currency related items	14,066,858
Net increase in net assets resulting from operations	$22,265,278

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
From Operations
Net investment income	$8,198,420	$15,689,074
Net realized loss from investments and foreign currency transactions	(2,466,674)	(37,246,330)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	16,533,532	74,989,487
Net increase in net assets resulting from operations	22,265,278	53,432,231
From Dividends and Distributions
Dividends from net investment income	(8,905,476)	(18,392,352)
Distributions from return of capital	—	(469,041)
Net decrease in net assets resulting from dividends and distributions	(8,905,476)	(18,861,393)
From Capital Share Transactions (Note 6)
Issuance of 29,979 shares and 21,476 shares through the directors compensation plan (Note 3)	84,388	42,889
Reinvestment of dividends	315,195	440,039
Net increase in net assets from capital share transactions	399,583	482,928
Net increase in net assets	13,759,385	35,053,766
Net Assets
Beginning of period	151,545,821	116,492,055
End of period	$165,305,206	$151,545,821
Accumulated net investment loss	$(2,235,041)	$(1,527,985)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2010 (unaudited)

Cash flows from operating activities
Investment income received	$8,584,426
Operating expenses paid	(1,608,860)
Purchases of short-term securities, net	(3,281,000)
Purchases of long-term securities	(86,395,585)
Proceeds from sales of long-term securities	74,141,012
Net cash used in operating activities		$(8,560,007)
Cash flows from financing activities
Increase in loan payable	16,500,000
Proceeds from issuance of shares	84,388
Cash dividends paid	(8,590,281)
Net cash provided by financing activities		7,994,107
Effect of exchange rate on cash		593,645
Net increase in cash		27,745
Cash — beginning of period		58,989
Cash — end of period		$86,734
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$22,265,278
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Increase in interest receivable	$(324,701)
Decrease in accrued expenses	(38,690)
Increase in interest payable	17,449
Increase in prepaid expenses and other assets	(19,171)
Increase in advisory fees payable	13,748
Net amortization of discount on investments	(871,489)
Purchases of short-term securities, net	(3,281,000)
Purchases of long-term securities	(86,395,585)
Proceeds from sales of long-term securities	74,141,012
Net change in unrealized appreciation from investments and foreign currencies	(16,533,532)
Net realized loss from investments and foreign currencies transactions	2,466,674
Total adjustments		(30,825,285)
Net cash used in operating activities		$(8,560,007)
Non-cash activity:
Issuance of shares through dividend reinvestments		$315,195

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Financial Highlights

For the Six Months Ended 4/30/10
Per share operating performance	(unaudited)
Net asset value, beginning of period	$2.71
INVESTMENT OPERATIONS
Net investment income	0.15
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.25
Total from investment activities	0.40
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)
Return of capital	—
Total dividends and distributions	(0.16)
Net asset value, end of period	$2.95
Per share market value, end of period	$3.03
TOTAL INVESTMENT RETURN[2]
Net asset value	15.15%
Market value	22.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$165,305
Average debt per share	$0.82
Ratio of expenses to average net assets	2.03%[4]
Ratio of expenses to average net assets excluding interest expense	1.54%[4]
Ratio of net investment income to average net assets	10.49%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]
Portfolio turnover rate	27.00%

1  Per share information is calculated using the average shares outstanding method.

2  Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Total returns for periods less than one year are not annualized.

3  Unaudited.

4  Annualized.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01	10/31/00
Net asset value, beginning of period	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98
INVESTMENT OPERATIONS
Net investment income	0.28	0.40[1]	0.40[1]	0.40	0.47	0.53	0.55	0.65[1]	0.84	0.96[1]
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.68	(2.00)	(0.08)	0.11	(0.35)	0.24	0.87	(0.80)	(1.63)	(1.80)
Total from investment activities	0.96	(1.60)	0.32	0.51	0.12	0.77	1.42	(0.15)	(0.79)	(0.84)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.41)	(0.40)	(0.42)	(0.51)	(0.58)	(0.61)	(0.71)	(0.86)	(0.98)
Return of capital	(0.01)	—	—	(0.03)	(0.02)	—	—	(0.10)	(0.02)	—
Total dividends and distributions	(0.34)	(0.41)	(0.40)	(0.45)	(0.53)	(0.58)	(0.61)	(0.81)	(0.88)	(0.98)
Net asset value, end of period	$2.71	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16
Per share market value, end of period	$2.62	$1.97	$3.65	$4.50	$4.77	$5.24	$4.76	$4.10	$5.07	$6.19
TOTAL INVESTMENT RETURN[2]
Net asset value	53.12%	(42.45)%	7.65%	13.13%	2.62%	18.98%[3]	43.04%[3]	(4.99)%[3]	(13.90)%[3]	(11.64)%[3]
Market value	59.92%	(38.20)%	(10.72)%	5.23%	2.71%	25.49%	35.07%	(2.15)%	(3.21)%	(12.15)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$151,546	$116,492	$228,724	$231,765	$255,760	$244,523	$229,255	$180,889	$219,440	$286,838
Average debt per share	$0.58	$1.69	$1.98	$1.96	$2.05	$2.05	$1.81	$1.99	$2.49	$3.47
Ratio of expenses to average net assets	2.67%	3.76%	4.11%	4.20%	3.27%	2.51%	2.57%	2.91%	4.29%	4.81%
Ratio of expenses to average net assets excluding interest expense	1.80%	1.50%	1.37%	1.65%	1.68%	1.70%	1.73%	1.78%	1.73%	1.61%
Ratio of net investment income to average net assets	13.32%	11.68%	9.48%	9.67%	10.72%	11.99%	13.85%	15.17%	15.22%	12.90%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.15%	0.15%	—	—	—	—	—	—	—
Portfolio turnover rate	49.00%	32.01%	49.18%	61.91%	31.05%	12.10%	15.96%	33.22%	46.11%	31.29%

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("Investment Company Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At April 30, 2010, the Fund held 0.32% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $525,100 and fair value of $525,100. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$2,923,937	$—	$2,923,937
Auto Loans	—	4,309,111	—	4,309,111
Auto Parts & Equipment	—	5,016,525	—	5,016,525
Banks	—	7,900,705	—	7,900,705
Beverages	—	802,594	—	802,594
Building & Construction	—	1,870,510	—	1,870,510
Building Materials	—	4,875,655	—	4,875,655
Chemicals	—	4,413,378	—	4,413,378
Computer Hardware	—	1,498,188	—	1,498,188
Consumer Products	—	1,724,281	—	1,724,281
Consumer/Commercial/Lease Financing	—	2,050,223	—	2,050,223
Department Stores	—	635,250	—	635,250
Diversified Capital Goods	—	6,120,531	—	6,120,531
Electric - Generation	—	9,550,135	—	9,550,135
Electric - Integrated	—	1,998,688	—	1,998,688
Electronics	—	2,716,125	—	2,716,125
Energy - Exploration & Production	—	11,074,742	—	11,074,742
Environmental	—	1,199,000	—	1,199,000
Food & Drug Retailers	—	1,627,719	—	1,627,719
Food - Wholesale	—	2,526,250	—	2,526,250
Forestry & Paper	—	6,058,102	—	6,058,102
Gaming	—	10,605,048	—	10,605,048
Gas Distribution	—	5,209,984	—	5,209,984
Health Facilities	—	11,673,100	—	11,673,100
Health Services	—	4,032,250	—	4,032,250
Hotels	—	1,336,125	—	1,336,125
Household & Leisure Products	—	455,625	—	455,625
Investments & Misc. Financial Services	—	703,500	—	703,500
Leisure	—	443,935	—	443,935
Machinery	—	2,058,250	—	2,058,250
Media - Broadcast	—	4,998,887	—	4,998,887
Media - Cable	—	11,325,240	—	11,325,240
Media - Diversified	—	976,219	—	976,219
Media - Services	—	1,504,750	—	1,504,750
Metals & Mining - Excluding Steel	—	3,208,383	—	3,208,383
Oil Field Equipment & Services	—	6,433,375	—	6,433,375
Oil Refining & Marketing	—	2,481,750	—	2,481,750
Packaging	—	3,266,299	—	3,266,299

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$1,100,859	$—	$1,100,859
Printing & Publishing	—	4,164,331	—	4,164,331
Railroads	—	637,500	—	637,500
Restaurants	—	537,469	—	537,469
Software/Services	—	4,366,687	—	4,366,687
Specialty Retail	—	4,190,275	—	4,190,275
Steel Producers/Products	—	2,065,250	—	2,065,250
Support-Services	—	7,146,062	—	7,146,062
Telecom - Integrated/Services	—	8,285,875	—	8,285,875
Telecom - Wireless	—	6,956,142	—	6,956,142
Telecommunications Equipment	—	860,625	—	860,625
Theaters & Entertainment	—	1,946,250	—	1,946,250
Tobacco	—	532,500	—	532,500
Foreign Corporate Bonds
Chemicals	—	2,643,375	—	2,643,375
Electronics	—	232,000	—	232,000
Energy - Exploration & Production	—	844,375	—	844,375
Forestry & Paper	—	2,193,304	—	2,193,304
Gaming	—	2,122,453	—	2,122,453
Media - Cable	—	1,626,908	—	1,626,908
Media - Diversified	—	604,500	—	604,500
Metals & Mining - Excluding Steel	—	1,093,750	—	1,093,750
Oil Field Equipment & Services	—	483,312	—	483,312
Packaging	—	385,764	—	385,764
Pharmaceuticals	—	634,375	—	634,375
Telecom - Integrated/Services	—	2,008,135	—	2,008,135
Telecom - Wireless	—	760,649	—	760,649
Textiles & Apparel	—	15,956	—	15,956
Transportation - Excluding Air/Rail	—	3,175,625	—	3,175,625
Bank Loans
Electronics	—	976,515	—	976,515
Gaming	—	478,946	—	478,946
Pharmaceuticals	—	401,528	—	401,528
Common Stocks
Banks	556,626	—	—	556,626
Chemicals	55,829	—	—	55,829
Leisure	—	—	523,948	523,948
Media	59,313	—	—	59,313
Pharmaceuticals	20,539	—	—	20,539
Preferred Stocks
Banks	401,740	—	—	401,740
Media - Broadcast	—	17	—	17
Warrants
Construction Materials	—	—	1,152	1,152
Diversified Financial Services	—	20	—	20
Printing & Publishing	—	—	—	—
Short-Term Investments	9,117,493	6,847,000	—	15,964,493
Other Financial Instruments*
Forward Foreign Currency Contracts	—	115,617	—	115,617
	$10,211,540	$222,038,318	$525,100	$232,774,958

*  Other financial instruments include futures, forwards and swap contracts.

As of April 30, 2010, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.32% of net assets.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

The Fund adopted FASB Accounting Standards Update 2010-06 "Fair Value Measurements and Disclosures (ASC 820)" which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of April 30, 2010

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
	Net Assets –			Liabilities –
Forward Foreign	Unrealized			Unrealized
Currency Contracts	Appreciation	$115,617	*	Depreciation	$0

*  Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$480,477
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$96,601

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2010, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
USD	5,181,874	EUR	3,810,000	7/15/10	$(5,181,874)	$(5,066,852)	$115,022
USD	138,314	GBP	90,000	7/15/10	(138,314)	(137,719)	595
Total							$115,617

Currency Abbreviations:

EUR — Euro Currency

GBP — British Pound

USD — United States Dollar

K) CREDIT DEFAULT SWAPS — The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At April 30, 2010, the Fund had no outstanding credit default swap contracts.

L) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $25,273. The Fund retained $20,186 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,087. Securities lending income is accrued as earned.

M) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse. The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2007, Credit Suisse agreed to waive 0.15% of the fees payable under the Advisory Agreement. For the six months ended April 30, 2010, investment advisory fees earned and voluntarily waived were $1,014,781 and $152,217, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2010, administrative services fees earned by SSB (including out-of-pocket expenses) were $62,550.

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares. Beginning in 2008, the Independent Trustees can elect to receive up to 100% of their annual retainer in shares of the Fund. During the six months ended April 30, 2010, 29,979 shares were issued through the directors compensation plan. Trustees as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2010, Merrill was paid $20,012 for its services by the Fund.

Note 4. Line of Credit

The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the "SSB Agreement"). Under the SSB Agreement, the Fund may borrow the least of: a) $75,000,000; b) an amount that is no greater than 30% of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. At April 30, 2010, the Fund had loans outstanding under the Agreement of $58,500,000. During the six months ended April 30, 2010, the Fund had borrowings under the agreements as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$46,082,873	1.514%	$58,500,000

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.

Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. There is no guarantee that the Fund's borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions, can result in adverse effects to its access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund's assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund's best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) were $69,245,154 and $54,898,587, respectively.

At April 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $233,841,858, $15,585,990, $(16,768,507) and $(1,182,517), respectively.

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Shares issued through the directors compensation plan	29,979	21,476
Shares issued through reinvestment of dividends	111,744	188,036
Net increase	141,723	209,512

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

Effective October 31, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through June 23, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse High Yield Bond Fund

Results of Annual Meeting of Shareholders (unaudited)

On February 16, 2010, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the "Fund") was held and the following matter was voted upon:

(1) To re-elect one trustee to the Board of Trustees of the Fund:

Name of Trustee	For	Withheld
Lawrence J. Fox	49,626,701	1,074,063

In addition to the trustee elected at the meeting, Enrique R. Arzac, Steven Rappaport, James Cattano, and Terry Fires Bovarnick continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited)

The Board of Trustees (the "Board") of the Credit Suisse High Yield Bond Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the "Independent Trustees"), is required annually to review and re-approve the terms of the Fund's investment advisory agreement (the "Advisory Agreement") in light of the extent and quality of services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

At meetings held on November 16 and 17, 2009 and on December 17, 2009, the Board considered the factors and reached the conclusions described below.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board reviewed the background information about Credit Suisse, including its Form ADV. The Board reviewed and analyzed these materials, which included, among other things, information about the background and experience of senior management and investment personnel of Credit Suisse. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the individuals primarily responsible for day-to-day portfolio management services for the Fund.

In addition, the Board considered the investment and legal compliance programs of Credit Suisse, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board also evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse.

Fund Performance and Expenses

The Board considered the performance results of the Fund in comparison to the performance of a universe of leveraged, closed-end high current yield funds (the "Performance Universe"). Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Performance Universe for the Fund and provided the comparative data. The Board noted that the Fund had underperformed the median performance of the funds in its Performance Universe at August 31, 2009 for all periods and had outperformed the median performance of the funds in the Performance Universe at November 30, 2009 for all periods. The Board also considered the extraordinary market conditions for high yield securities during 2008 and other reasons for the difference in performance for the time periods.

The Board also considered information regarding the Fund's total expense ratio and its various components in comparison to expense information for a group of funds that was determined to be most similar to the Fund (the "Peer Group") and to the median expenses of a broader universe of relevant funds (the "Expense Universe"), which comparative data was provided by Lipper. The Board noted that the overall expense ratio of the Fund based on total assets (including leverage) was higher than the median overall expense ratios of the Fund's Peer Group and Expense Universe, including and excluding investment-related expenses and taxes. The Board also noted that the Fund's actual non-management expense ratio based on total assets (including leverage) was above the median actual non-management expense ratio of its Peer Group and Expense Universe.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

Investment Advisory Fee Rate

The Board reviewed the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund's total assets less than or equal to $250 million and 0.75% of the average minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million (the "Advisory Agreement Rate") payable by the Fund to Credit Suisse for investment advisory services.

Additionally, the Board considered information comparing the Advisory Agreement Rate (both on a stand-alone basis and on a combined basis with the Fund's administration fee rate) with that of the other funds in its Peer Group and Expense Universe. The Board observed that the Advisory Agreement Rate and combined net investment advisory and administration fee rates were higher than the median rates of funds in the Fund's Peer Group. The Board also noted that Credit Suisse had voluntarily waived 15 basis points since January 1, 2007 of its advisory fee. The Board further noted that the Fund's administrator is not affiliated with Credit Suisse and that the Fund's administration agreement and corresponding fees were negotiated at arm's length.

Profitability

The Board received and considered an estimated profitability analysis of Credit Suisse based on the Advisory Agreement Rate. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, which had increased due to additional resources Credit Suisse had made available, the profits and other ancillary benefits that Credit Suisse and its affiliates derived from providing these services to the Fund were not excessive.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that any actual or potential economies of scale are shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints and fee waiver currently in place.

Information about Services to Other Clients

The Board considered information about the nature and extent of services and fee rates offered by Credit Suisse to other clients, including other registered investment companies, separate accounts and institutional investors and investment companies to which Credit Suisse serves as an unaffiliated sub-adviser. The Board concluded that the Advisory Agreement Rate was not excessive in comparison with rates charged to other clients given the nature and extent of services provided to the Fund, which Credit Suisse reported are more extensive than services provided to other clients.

Other Benefits to Credit Suisse

The Board also considered information regarding potential "fall-out" or ancillary benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. In particular, the Board considered that Credit Suisse may gain certain reputational benefits from managing the Fund.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews and detailed fund performance reports.

After its consideration and evaluation of the matter, the Board re-approved the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

• Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

• Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

• We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

• We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

• In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

• To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE Amex: CIK)

Credit Suisse High Yield Bond Fund (NYSE Amex: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse High Income Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Growth Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Core Fund

Credit Suisse Small Cap Core Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by requesting a certificate or a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse High Yield Bond Fund
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

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This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0410

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 30, 2009.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2010